Lease - Supplemental Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 1,737,158	$ 238,097	¥ 1,932,000
Liabilities
Operating lease liabilities, current	301,967	41,388	319,598
Operating lease liabilities, non-current	1,613,495	$ 221,148	1,805,402
Total lease liabilities	¥ 1,915,462		¥ 2,125,000